Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” to our principal executive officers (“PEO”) and to our non-PEO named executive officers and certain financial performance of the Company.

Year	Summary Compensation Table (SCT) Total for PEO 1 (1)	Compensation actually paid to PEO 1 (1)(2)(3)	SCT Total for PEO 2 (1)	Compensation actually paid to PEO 2 (1)(2)	Average SCT Total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (1)(2)(4)	Value of Initial Fixed $100 Investment based on:		Net Income (Loss) ($ millions) (6)	Adjusted EBITDA ($ millions) (7)
							TSR	Peer Group TSR (5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,207,860	$4,594,973	N/A	N/A	$1,934,172	$1,666,028	$74.06	$163.68	$47	$210
2022	$5,123,725	$1,614,307	N/A	N/A	$1,465,483	$639,781	$75.68	$136.42	$(30)	$142
2021	$5,505,512	$2,519,794	N/A	N/A	$2,052,660	$1,363,746	$90.25	$145.27	$(19)	$185
2020	$3,231,260	$2,110,286	$4,249,853	$4,249,853	$1,727,323	$1,705,476	$92.45	$122.68	$29	$154

______________

(1)
For 2023 and 2021, the PEO is Mr. Harvey ("PEO 1") and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Parkinson. For 2022, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Blain A. Tiffany. For 2020, the PEOs are Messrs. Harvey and Hockema and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Tiffany. Mr. Hockema served as our PEO ("PEO 2") until July 30, 2020 and Mr. Harvey has served as our PEO since July 31, 2020.
(2)
The fair value of equity awards reported for the purposes of compensation actually paid is calculated using the same methodologies as the fair value of equity awards reported in the applicable Summary Compensation Table and adjusted for the share price and, for performance share awards, the probable outcome of the performance conditions, including as applicable as of December 31st of each applicable year.
(3)
The table below sets forth the values deducted and added to the Summary Compensation Table Total for PEO 1.

Year	Summary Compensation Table Total for PEO 1	Exclusion of Change in Pension Value for PEO 1	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid to PEO 1
2023	$6,207,860	$0	$4,012,956	$2,400,069	$4,594,973

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Forfeited During Year for PEO 1	Total Inclusion of Equity Values for PEO 1
2023	$3,444,885	$(897,830)	$55,599	$(202,585)	$2,400,069

(4)
The table below sets forth the values deducted and added to the average Summary Compensation Table Total for non-PEO named executive officers.

Year	Average Summary Compensation Table Total for non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Exclusion of Stock Awards	Inclusion of Equity Values	Average Compensation Actually Paid to non-PEO NEOs
2023	$1,934,172	$0	$1,010,913	$742,769	$1,666,028

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs
2023	$895,339	$(159,624)	$7,054	$742,769

(5)
For purposes of this disclosure, the peer group is the S&P 600 SmallCap Materials Index..
(6)
Net income (loss) is calculated in accordance with GAAP.
(7)
Our company-selected measure is Adjusted EBITDA (as defined in Appendix A), which is used as the key performance metric in our short-term incentive plans.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
For 2023 and 2021, the PEO is Mr. Harvey ("PEO 1") and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Parkinson. For 2022, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Blain A. Tiffany. For 2020, the PEOs are Messrs. Harvey and Hockema and the non-PEO named executive officers are Messrs. Donnan, West, Walsh and Tiffany. Mr. Hockema served as our PEO ("PEO 2") until July 30, 2020 and Mr. Harvey has served as our PEO since July 31, 2020.

Peer Group Issuers, Footnote			(5) For purposes of this disclosure, the peer group is the S&P 600 SmallCap Materials Index..
Adjustment To PEO Compensation, Footnote
(3)
The table below sets forth the values deducted and added to the Summary Compensation Table Total for PEO 1.

Year	Summary Compensation Table Total for PEO 1	Exclusion of Change in Pension Value for PEO 1	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid to PEO 1
2023	$6,207,860	$0	$4,012,956	$2,400,069	$4,594,973

Non-PEO NEO Average Total Compensation Amount			$ 1,934,172	$ 1,465,483	$ 2,052,660	$ 1,727,323
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,666,028	639,781	1,363,746	1,705,476
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The table below sets forth the values deducted and added to the average Summary Compensation Table Total for non-PEO named executive officers.

Year	Average Summary Compensation Table Total for non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Exclusion of Stock Awards	Inclusion of Equity Values	Average Compensation Actually Paid to non-PEO NEOs
2023	$1,934,172	$0	$1,010,913	$742,769	$1,666,028

Equity Valuation Assumption Difference, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Forfeited During Year for PEO 1	Total Inclusion of Equity Values for PEO 1
2023	$3,444,885	$(897,830)	$55,599	$(202,585)	$2,400,069

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total Average Inclusion of Equity Values for Non-PEO NEOs
2023	$895,339	$(159,624)	$7,054	$742,769

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid versus TSR

The table below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO named executive officers and our cumulative TSR and between our cumulative TSR and the TSR of our peer group for fiscal years 2020 to 2023.

The table above also describes the relationship between our one-, two- and three-year cumulative TSR compared to the weighted average one-, two- and three-year cumulative TSR of the companies in the S&P SmallCap 600 Materials Index. As previously discussed, our TSR over the last three years was impacted by a series of external issues and challenges initiating with the onset of the COVID-19 pandemic late in the first quarter of 2020 that negatively impacted the end markets for many of our products, including large commercial aerospace applications. In addition, while the S&P SmallCap 600 Materials Index reflects our industry sector, many of the companies included in the index were not as heavily impacted by the COVID-19 pandemic related impact on the aerospace industry.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid versus Net Income

The table below describes the relationship between compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers and our Net Income (Loss) for fiscal years 2020 through 2023.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid versus Adjusted EBITDA

The table below describes the relationship between compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers and our Adjusted EBITDA for fiscal years 2020 through 2023.

Tabular List, Table

The following are the most important financial performance measures used by the Company to link executive compensation actually paid to our named executive officers to the Company’s performance for the most recently completed fiscal year.

Most Important Performance Measures
• Adjusted EBITDA
• Relative TSR
• Adjusted EBITDA Margin

Total Shareholder Return Amount			$ 74.06	75.68	90.25	92.45
Peer Group Total Shareholder Return Amount			163.68	136.42	145.27	122.68
Net Income (Loss)			$ 47,000,000	$ (30,000,000)	$ (19,000,000)	$ 29,000,000
Company Selected Measure Amount			210,000,000	142,000,000	185,000,000	154,000,000
PEO Name	Mr. Harvey	Mr. Hockema	Mr. Harvey	Mr. Harvey	Mr. Harvey
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			(7) Our company-selected measure is Adjusted EBITDA (as defined in Appendix A), which is used as the key performance metric in our short-term incentive plans.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin
PEO One [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,207,860	$ 5,123,725	$ 5,505,512	$ 3,231,260
PEO Actually Paid Compensation Amount			4,594,973	$ 1,614,307	$ 2,519,794	2,110,286
PEO Two [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						4,249,853
PEO Actually Paid Compensation Amount						$ 4,249,853
PEO | PEO One [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | PEO One [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,012,956
PEO | PEO One [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,400,069
PEO | PEO One [Member] | Inclusion of Equity Values Includes End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,444,885
PEO | PEO One [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(897,830)
PEO | PEO One [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,599
PEO | PEO One [Member] | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(202,585)
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,010,913
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			742,769
Non-PEO NEO | Inclusion of Equity Values Includes Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			895,339
Non-PEO NEO | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(159,624)
Non-PEO NEO | Inclusion of Equity Values Includes Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 7,054